Loss per Share Level 4 (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loss per Share [Abstract]
Net Income (Loss) Attributable to Parent	$ 0	$ (163)	$ (83)
Weighted Average Number of Shares Outstanding, Basic	48,112,584	48,050,048	48,015,685
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements	229,332	0	0
Weighted Average Number of Shares Outstanding, Diluted	48,341,916	48,050,048	48,015,685
Earnings Per Share, Basic	$ 0.00	$ (3.39)	$ (1.73)
Earnings Per Share, Diluted	$ 0.00	$ (3.39)	$ (1.73)
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	0	181,869